Schedule H, Line 4a - Schedule of Delinquent Participant Contributions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Plan number	001
Entity tax identification number	13-3680189
Late Participant Loan Repayments are included	true
Participant Contributions Transferred Late to Plan	$ 379,857
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 379,857